Significant Accounting Policies (Details) - Schedule of relevant exchange rates	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of relevant exchange Rates [Abstract]
Period ended RMB: USD exchange rate	7.1135	6.4434	6.7896
Period average RMB: USD exchange rate	6.5532	6.5238	7.0056